NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Property Pant and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 92,959		$ 95,705	$ 77,627	$ 78,320
Property, Plant and Equipment, Additions			18,630	1,804
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	49,948	$ 6,602
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	29,559		26,085	12,854	2,426
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	4,223		13,322	9,746
Temporary Equity, Foreign Currency Translation Adjustments	749		91	682
Property, Plant and Equipment, Net	63,400		69,620	64,773	75,894
Effect of Exchange Rate on Cash (Deprecated 2022)			552	2,737
Property, Plant and Equipment, Disposals				5,234
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	61,753		63,576	64,033	61,631
Property, Plant and Equipment, Additions
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	1,823
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	15,329		14,092	7,380	547
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	1,642		6,764	6,312
Temporary Equity, Foreign Currency Translation Adjustments	405		52	521
Property, Plant and Equipment, Net	46,424		49,484	56,653	61,084
Effect of Exchange Rate on Cash (Deprecated 2022)			457	2,402
Property, Plant and Equipment, Disposals
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	30,595		31,500	12,962	16,312
Property, Plant and Equipment, Additions			18,630	1,563
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	905
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	13,924		11,710	5,316	1,849
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	2,550		6,432	3,307
Temporary Equity, Foreign Currency Translation Adjustments	336		38	160
Property, Plant and Equipment, Net	16,671		19,790	7,646	14,463
Effect of Exchange Rate on Cash (Deprecated 2022)			92	321
Property, Plant and Equipment, Disposals				5,234
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	611		629	632	377
Property, Plant and Equipment, Additions				241
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	18
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	306		283	158	30
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	31		126	127
Temporary Equity, Foreign Currency Translation Adjustments	(8)		1	1
Property, Plant and Equipment, Net	305		346	474	$ 347
Effect of Exchange Rate on Cash (Deprecated 2022)			3	14
Property, Plant and Equipment, Disposals
Total [Member]
Property, Plant and Equipment [Line Items]
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	$ 2,746
Automobiles Quarterly [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net			$ 49,484	$ 56,653